SCHEDULE OF AMORTIZATION EXPENSE (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 13,200	$ 13,212
“Research and development expenses” (Note 17)	(10,700)	(10,700)
Total	$ 2,500	$ 2,512
Intellectual Properties Licenses [member]
IfrsStatementLineItems [Line Items]
Computer software licenses	10,700	10,700
Computer software [member]
IfrsStatementLineItems [Line Items]
Computer software licenses	2,500	2,512